STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jul. 16, 2007	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jul. 16, 2007	0
Issuance of common stock	2	67	0	69
Issuance of common stock (in shares)	1,900,000
Net loss for the period	0	0	(14)	(14)
Balance at Sep. 30, 2007	2	67	(14)	55
Balance (in shares) at Sep. 30, 2007	1,900,000
Net loss for the period	0	0	(32)	(32)
Balance at Sep. 30, 2008	2	67	(46)	23
Balance (in shares) at Sep. 30, 2008	1,900,000
Net loss for the period	0	0	(18)	(18)
Balance at Sep. 30, 2009	2	67	(64)	5
Balance (in shares) at Sep. 30, 2009	1,900,000
Share split of 35:1	65	(65)		0
Share split of 35:1 (in shares)	64,600,000
Common stock issued as direct offering costs	2	995		997
Common stock issued as direct offering costs (in shares)	2,000,000
Share based compensation		5,455		5,455
Net loss for the period	0	0	(6,188)	6,188
Balance at Sep. 30, 2010	69	6,452	(6,252)	269
Balance (in shares) at Sep. 30, 2010	68,500,000
Issuance of common stock	0	198		198
Issuance of common stock (in shares)	471,948
Share based compensation	16	10,650		10,666
Share based compensation (in shares)	16,025,609
Exercise of Options	8			8
Exercise of Options (in shares)	8,321,917
Issuance of shares for services	24	5,370		5,394
Issuance of shares for services (in shares)	23,405,823
Net loss for the period	0	0	(16,676)	16,676
Balance at Sep. 30, 2011	117	22,670	(22,928)	(141)
Balance (in shares) at Sep. 30, 2011	116,725,297
Issuance of common stock	1	19	0	20
Issuance of common stock (in shares)	525,000
Share based compensation	0	1,559	0	1,559
Issuance of shares for services	3	73		76
Issuance of shares for services (in shares)	3,575,000
Net loss for the period	0	0	(1,795)	1,795
Balance at Dec. 31, 2011	$ 121	$ 24,321	$ (24,723)	$ (281)
Balance (in shares) at Dec. 31, 2011	120,825,297